Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
List of Particular Subsidiaries Principally Affect Results, Assets or Liabilities
All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital		Proportion of ownership interest held by the Company	Principal activity
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB	6,000,000,000	60%	Airline transportation
Xiamen Airlines (i)&(viii)	PRC	RMB	8,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB	1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB	280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB	250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB	1,220,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB	240,000,000	70.50%	Air catering
Guangzhou Baiyun International Logistic Company Limited (i)	PRC	RMB	50,000,000	61%	Logistics operations
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB	18,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD	3,270,000	51%	Freight services
Southern Airlines General Aviation Company Limited (i)	PRC	RMB	1,000,000,000	100%	General aviation
SAIETC (i)	PRC	RMB	15,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (“Zhuhai Xiang Yi”) (i)&(vi)	PRC	RMB	469,848,000	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB	600,000,000	100%	Airline transportation
Flying College (v)	Australia	AUD	39,651,627	84.30%	Pilot training services
Southern Airlines Freight and Logistics (Guangzhou) Co.,Ltd (i)	PRC	RMB	1,000,000,000	100%	Logistics operations
Shenyang Northern Aircraft Maintenance Co., Ltd. (“Shenyang Aircraft Maintenance”) (i) & (iii)	PRC	RMB	31,520,545	100%	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited (“Pearl Aviation Services”) (i) & (iv)	PRC	RMB	5,000,000	100%	Hotel management services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.

(iii)	Shenyang Aircraft Maintenance

Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	153
Current assets	77
Current liabilities	(155)

Total net identifiable assets	75

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(63)
Cash and cash equivalents acquired	69

Net cash inflow	6

Shenyang Northern Aircraft Maintenance Co Ltd [member]
Statement [LineItems]
Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	31
Current assets	41
Non-current liabilities	(6)
Current liabilities	(3)

Total net identifiable assets	63

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(14)
Cash and cash equivalents acquired	26

Net cash inflow	12

Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Statement [LineItems]
Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	19
Current assets	252
Current liabilities	(257)

Total net identifiable assets	14

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(9)
Cash and cash equivalents acquired	173

Net cash inflow	164

Xiamen Airlines Company Limited [member]
Statement [LineItems]
Financial Information Related to Subsidiary with Material non-controlling Interests
Set out below are the summarized financial information for Xiamen Airlines.

	2019	2018
	RMB million	RMB million (Note)
Non-controlling interests percentage	45%	45%
Current assets	3,010	4,029
Non-current assets	53,855	43,234
Current liabilities	(15,494)	(14,397)
Non-current liabilities	(22,233)	(13,678)
Net assets	19,138	19,188
Carrying amount of non-controlling interests	9,003	9,035
Revenue	32,612	30,225
Profit for the year	784	915
Total comprehensive income	798	1,111
Profit allocated to non-controlling interests	350	393
Dividend paid to non-controlling interests	45	68
Net cash generated from operating activities	8,259	3,559
Net cash (used in) / generated from investing activities	(1,990)	889
Net cash used in financing activities	(6,097)	(4,363)

Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Statement [LineItems]
Financial Information Related to Acquisition
Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Recognized values on acquisition
RMB million
Property, plant and equipment, net	1,556
Lease prepayments	115
Trade and other receivables	70
Cash and cash equivalents	41
Other assets	32
Trade and other payables	(34)
Borrowings	(342)
Deferred tax liabilities	(30)
Other liabilities	(24)

Total net identifiable assets	1,384

Cash consideration paid	(678)
Cash and cash equivalents acquired	41

Net cash outflow	(637)

Effect of the acquisition on the Group’s consolidated income statements

Fair value of the originally held 51% equity interests	706
Less: carrying value of the originally held 51% equity interests	(597)

Remeasurement of the originally held 51% equity interests	109

Southern Airlines Culture And Media Co., Ltd. [member]
Statement [LineItems]
Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Trade and other receivables	46
Cash and cash equivalents	2
Trade and other payables	(11)

Total net identifiable assets	37

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(47)
Cash and cash equivalents acquired	2

Net cash outflow	(45)

Goodwill
Goodwill was recognized as a result of the acquisitions as follows:

Recognized values on acquisition
RMB million
Total consideration transferred	47
The fair value of 49% equity of XACM on the acquisition date	45
Less: fair value of identifiable net assets	(37)

Goodwill (Note 22)	55